Convertible Preferred Stock and Stockholders' Equity - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 01, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Class Of Stock [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Shares reserved for future issuance		4,342,888		3,654,714	3,045,693
Percentage of common stock issued and outstanding to increase shares reserved for issuance				4.00%
Shares of common stock reserved for issuance description				This reserve automatically increased on January 1, 2015 and will continue to increase each subsequent anniversary through 2024, by an amount equal to the smaller of (a) 4% of the number of shares of common stock issued and outstanding on the date immediately preceding December 31 and (b) an amount determined by our board of directors. All shares that remained available, expired, or otherwise terminated without having been exercised in full and unvested shares that were forfeited to or repurchased by us under the 2007 Plan were rolled into 2014 Plan.
Weighted average fair value of options granted				$ 0.46	$ 3.14
Weighted average fair value of options vested				$ 1.50
Total cash received upon the exercise of stock options		$ 3,459	$ 33,542	$ 33,542	$ 96,506	$ 76,300
Unrecognized compensation cost related to non-vested stock options and restricted stock awards outstanding, net of expected forfeitures				$ 420,339	$ 3,102,234
Weighted-average remaining vesting period				1 year 8 months 12 days	2 years 7 months 6 days
After Tax Payroll Deductions Percent							15.00%
Common stock, shares issued		13,831,747		13,828,496	13,750,016
Common stock shares outstanding under warrant conversion		71,257
2007 Stock Option Plan
Class Of Stock [Line Items]
Shares reserved for future issuance							1,271,360
2014 Equity Incentive Plan
Class Of Stock [Line Items]
Shares reserved for future issuance							1,000,000
Cantor Fitzgerald
Class Of Stock [Line Items]
Percentage of commission paid to gross sales price	3.00%
Common stock, shares issued		0		0
Cantor Fitzgerald | Maximum
Class Of Stock [Line Items]
Reimbursement of Legal Fees and Disbursements	$ 50,000
Controlled Equity Offering Sales Agreement | Cantor Fitzgerald
Class Of Stock [Line Items]
Common stock, par value	$ 0.0001
Controlled Equity Offering Sales Agreement | Cantor Fitzgerald | Maximum
Class Of Stock [Line Items]
Aggregate offering price	$ 20,000,000
Employee Stock Purchase Plan
Class Of Stock [Line Items]
Shares reserved for future issuance							170,000
Shares reserved for future issuance		574,460		436,175	298,675
Stock issued during period, shares				0
Additional shares authorized (as a percent)							1.00%
Warrants with Exercise price $9.90
Class Of Stock [Line Items]
Common stock shares outstanding under warrant conversion		24,419
Warrant exercise price per share		$ 9.90
Warrants with Exercise price $0.62
Class Of Stock [Line Items]
Common stock shares outstanding under warrant conversion		46,838
Warrant exercise price per share		$ 0.62